Label	Element	Value
Dreyfus/Standish Global Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock

October 20, 2015

DREYFUS INVESTMENT FUNDS

-          DREYFUS/STANDISH GLOBAL FIXED INCOME FUND

Supplement to Summary Prospectus dated May 1, 2015 and Statutory Prospectus dated May 1, 2015 As Revised June 3, 2015

The following information supersedes and replaces any contrary information contained in “Fees and Expenses” in the fund’s summary Prospectus and “Fund Summary – Fees and Expenses” in the fund’s statutory Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/Standish Global Fixed Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective October 20, 2015, The Dreyfus Corporation has contractually agreed, until May 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class Y shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.50%.  On or after May 1, 2016, The Dreyfus Corporation may terminate this expense limitation at any time.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2016